UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               --------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------

      This Amendment (Check only one):    | | is a restatement
                                          | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:          Chesapeake Partners Management Co., Inc.
Address:       2800 Quarry Lake Drive
               Suite 300
               Baltimore, Maryland 21209


Form 13F File Number: 28-4120
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark D. Lerner
Title:   Vice President
Phone:   410-602-0195

Signature, Place and Date of Signing:


      /s/ Mark D. Lerner           Baltimore, Maryland        May 15, 2009
----------------------------       -------------------     -----------------
           [Signature]                [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                                     -------------------------
Form 13F Information Table Entry Total:                         60
                                                     -------------------------
Form 13F Information Table Value Total:                     $710,478
                                                     -------------------------
                                                        (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      None

                                              CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                              FORM 13F
                                                  QUARTER ENDED MARCH 31, 2009

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                                                            VALUE    SHRS OR PRN  SH/   PUT/  INVESTMT  OTHER     VOTING AUTHORITY
                                                            ------   -----------  ---   ----  --------  -----     ----------------
NAME OF ISSUER                CLASS TITLE       CUSIP     (X$1,000)       AMT     PRN   CALL  DISCRETN  MGRS      SOLE  SHARED  NONE
                                                                                                                  ----  ------  ----
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                   COM        02209S103     6,408      400,000    SH          SOLE              400,000
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                          COM        037833100     2,628       25,000    SH          SOLE               25,000
------------------------------------------------------------------------------------------------------------------------------------
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH  03938L104     7,505      374,498    SH          SOLE              374,498
------------------------------------------------------------------------------------------------------------------------------------
AXCELIS TECHNOLOGIES INC           COM        054540109       407    1,070,401    SH          SOLE            1,070,401
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION        COM        060505104     2,046      300,000    SH          SOLE              300,000
------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK INC                      COM        09247X101    13,754      105,771    SH          SOLE              105,771
------------------------------------------------------------------------------------------------------------------------------------
BRINKS CO                          COM        109696104    26,774    1,011,859    SH          SOLE            1,011,859
------------------------------------------------------------------------------------------------------------------------------------
BRINKS HOME SEC HLDGS INC          COM        109699108    12,301      544,293    SH          SOLE              544,293
------------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP          CL A NY CABLVS  12686C109     4,825      372,871    SH          SOLE              372,871
------------------------------------------------------------------------------------------------------------------------------------
CENTENNIAL COMMUNCTNS CORP N     CL A NEW     15133V208     1,855      224,600    SH          SOLE              224,600
------------------------------------------------------------------------------------------------------------------------------------
CF INDS HLDGS INC                  COM        125269100    40,893      574,900    SH          SOLE              574,900
------------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP             COM        165167107    10,558      618,900    SH          SOLE              618,900
------------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL OUTDOOR HLDGS        CL A       18451C109       306       83,327    SH          SOLE               83,327
------------------------------------------------------------------------------------------------------------------------------------
CLEARWIRE CORP NEW                 CL A       18538Q105     7,325    1,422,410    SH          SOLE            1,422,410
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY GROUP I       COM        210371100    20,636      998,851    SH          SOLE              998,851
------------------------------------------------------------------------------------------------------------------------------------
CORN PRODS INTL INC                COM        219023108     2,586      121,964    SH          SOLE              121,964
------------------------------------------------------------------------------------------------------------------------------------
CV THERAPEUTICS INC                COM        126667104     9,940      500,000    SH          SOLE              500,000
------------------------------------------------------------------------------------------------------------------------------------
CVS CAREMARK CORPORATION           COM        126650100     5,498      200,000    SH          SOLE              200,000
------------------------------------------------------------------------------------------------------------------------------------
DSW INC                            CL A       23334L102     4,776      514,065    SH          SOLE              514,065
------------------------------------------------------------------------------------------------------------------------------------
ELIXIR GAMING TECHNOLOGIES I       COM        28661G105       106      961,639    SH          SOLE              961,639
------------------------------------------------------------------------------------------------------------------------------------
EMMIS COMMUNICATIONS CORP          CL A       291525103       754    1,933,782    SH          SOLE            1,933,782
------------------------------------------------------------------------------------------------------------------------------------
ENCORE ACQUISITION CO              COM        29255W100    13,126      564,084    SH          SOLE              564,084
------------------------------------------------------------------------------------------------------------------------------------
EXPRESS SCRIPTS INC                COM        302182100     5,771      125,000    SH          SOLE              125,000
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATIONAL FINANCIAL        CL A       31620R105     9,755      500,000    SH          SOLE              500,000
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO                COM        369604103     1,011      100,000    SH          SOLE              100,000
------------------------------------------------------------------------------------------------------------------------------------
GENTEK INC                       COM NEW      37245X203    17,627    1,007,839    SH          SOLE            1,007,839
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                         CL A       38259P508    11,562       33,219    SH          SOLE               33,219
------------------------------------------------------------------------------------------------------------------------------------
HOLOGIC INC                   FRNT 2.000%12/1 436440AA9     3,473    5,000,000    PRN         SOLE                              NONE
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE & CO                COM        46625H100    22,632      851,449    SH          SOLE              851,449
------------------------------------------------------------------------------------------------------------------------------------
L-1 IDENTITY SOLUTIONS INC         COM        50212A106     4,230      827,806    SH          SOLE              827,806
------------------------------------------------------------------------------------------------------------------------------------
L-1 IDENTITY SOLUTIONS INC    NOTE 3.750% 5/1 50212AAB2     7,416   11,000,000    PRN         SOLE                              NONE
------------------------------------------------------------------------------------------------------------------------------------
LIGAND PHARMACEUTICALS INC         CL B       53220K207     7,405    2,484,881    SH          SOLE            2,484,881
------------------------------------------------------------------------------------------------------------------------------------
M & T BK CORP                      COM        55261F104     3,106       68,650    SH          SOLE               68,650
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY                   COM NEW      617446448     3,416      150,000    SH          SOLE              150,000
------------------------------------------------------------------------------------------------------------------------------------
MTR GAMING GROUP INC               COM        553769100       220      244,553    SH          SOLE              244,553
------------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC                   COM NEW      629377508    18,878    1,072,588    SH          SOLE            1,072,588
------------------------------------------------------------------------------------------------------------------------------------
OCWEN FINL CORP                  COM NEW      675746309    10,917      955,154    SH          SOLE              955,154
------------------------------------------------------------------------------------------------------------------------------------
PETRO-CDA                          COM        71644E102    18,606      700,000    SH          SOLE              700,000
------------------------------------------------------------------------------------------------------------------------------------
ROHM & HAAS CO                     COM        775371107    58,966      747,925    SH          SOLE              747,925
------------------------------------------------------------------------------------------------------------------------------------
ROHM & HAAS CO                     COM        775371107     3,942       50,000    SH    CALL  SOLE               50,000
------------------------------------------------------------------------------------------------------------------------------------
SAKS INC                           COM        79377W108     5,533    2,958,782    SH          SOLE            2,958,782
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP               COM        806605101     7,654      325,000    SH          SOLE              325,000
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP               COM        806605101     1,178       50,000    SH    CALL  SOLE               50,000
------------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR          SBI INT-FINL   81369Y605     1,762      200,000    SH    CALL  SOLE              200,000
------------------------------------------------------------------------------------------------------------------------------------
SOURCEFIRE INC                     COM        83616T108     8,766    1,204,105    SH          SOLE            1,204,105
------------------------------------------------------------------------------------------------------------------------------------
SPDR SERIES TRUST             S&P HOMEBUILD   78464A888     1,062      100,000    SH          SOLE              100,000
------------------------------------------------------------------------------------------------------------------------------------
SPDR SERIES TRUST             S&P HOMEBUILD   78464A888     9,558      900,000    SH    CALL  SOLE              900,000
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR                         UNIT SER 1    78462F103    79,520    1,000,000    SH    PUT   SOLE            1,000,000
------------------------------------------------------------------------------------------------------------------------------------
SUNPOWER CORP                 DBCV 1.250% 2/1 867652AA7     1,433    2,000,000    PRN         SOLE                              NONE
------------------------------------------------------------------------------------------------------------------------------------
TAKE-TWO INTERACTIVE SOFTWAR       COM        874054109     5,644      675,982    SH          SOLE              675,982
------------------------------------------------------------------------------------------------------------------------------------
THERAVANCE INC                     COM        88338T104    71,059    4,179,934    SH          SOLE            4,179,934
------------------------------------------------------------------------------------------------------------------------------------
THERMO FISHER SCIENTIFIC INC       COM        883556102    20,368      571,000    SH          SOLE              571,000
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC             COM        91324P102     7,206      344,300    SH          SOLE              344,300
------------------------------------------------------------------------------------------------------------------------------------
U S G CORP                       COM NEW      903293405     7,314      961,103    SH          SOLE              961,103
------------------------------------------------------------------------------------------------------------------------------------
VIACOM INC NEW                     CL B       92553P201     7,387      425,000    SH          SOLE              425,000
------------------------------------------------------------------------------------------------------------------------------------
VIRGIN MEDIA INC                   COM        92769L101    11,732    2,444,162    SH          SOLE            2,444,162
------------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC                      COM        94973V107    10,442      275,000    SH          SOLE              275,000
------------------------------------------------------------------------------------------------------------------------------------
WYETH                              COM        983024100    34,708      806,407    SH          SOLE              806,407
------------------------------------------------------------------------------------------------------------------------------------
WYETH                              COM        983024100     8,608      200,000    SH    CALL  SOLE              200,000
------------------------------------------------------------------------------------------------------------------------------------
WYNDHAM WORLDWIDE CORP             COM        98310W108     5,604    1,334,335    SH          SOLE            1,334,335
------------------------------------------------------------------------------------------------------------------------------------